ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	2011	2012	2012
	RUR	RUR	$
Trade accounts payable and accrued liabilities	1,462	2,081	68.5
Salary and other compensation expenses payable/accrued to employees	248	432	14.3

Total accounts payable and accrued liabilities	1,710	2,513	82.8